Subsequent Events (Details)	1 Months Ended		12 Months Ended
	Feb. 24, 2021 USD ($)	Feb. 24, 2021 CNY (¥)	Mar. 31, 2021 USD ($) shares	Jul. 01, 2021 USD ($)	Jun. 21, 2021 USD ($) shares	Mar. 31, 2021 CNY (¥)
Subsequent Events (Details) [Line Items]
Purchased percentage	51.00%	51.00%
Total consideration	$ 257,179	¥ 1,690,000
Deposit			$ 182,612			¥ 1,200,000
Debt instrument description			On May 8, 2021, the Company entered into a Max Pledge Amount Agreement with Industrial Bank Co., Ltd. Pursuant to which, the Company obtained a total $2,617,443 (RMB 17,200,000 Yuan) bank facility with its building and land use right as collaterals. There were no loan guarantee fees paid to the personal guarantors. On June 9, 2021, the Company borrowed $1,065,238 (RMB 7,000,000) under the above Max Pledge Amount Agreement from Industrial Bank Co., Ltd and shall be repaid by June 5, 2022. The loan bears a fixed interest rate of 1-year Loan Prime Rate (“LPR”) +0.75% on the date of drawing per annum.
Ordinary shares issued (in Shares) | shares					231,445
Gross Proceeds | $				$ 2,200,000
Purchased by four non-U.S. investors (in Shares) | shares			1,240,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Compensation cost | $					$ 351,812